Supplemental Expense Information	12 Months Ended
Mar. 31, 2013
Supplemental Expense Information

18. SUPPLEMENTAL EXPENSE INFORMATION

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Research and development expenses	¥31,214	¥27,856	¥25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	29,253	23,861	26,517

Other operating income for the year ended March 31, 2013 included a loss from disposal of fixed assets of ¥828 million, a loss from impairment of long-lived assets of ¥296, a loss resulting from the flooding in Thailand in 2011 of ¥775 million and a gain from related insurance proceeds of ¥1,799 million.

Other operating income for the year ended March 31, 2012 included a gain from disposal of fixed assets of ¥6,693 million, a loss from impairment of long-lived assets of ¥1,531, a loss resulting from the flooding in Thailand in 2011 of ¥3,852 million and a gain from related insurance proceeds of ¥3,144 million.

The flooding in Thailand in 2011 submerged one of the consolidated subsidiary’s plants in Thailand, damaged its inventories and fixed assets and brought the plant to a temporary shutdown. The main components of the disaster related losses were a loss from a disposal of inventories and fixed assets and fixed costs incurred during the shutdown.

Other operating expenses for the year ended March 31, 2011 included a loss resulting from the Great East Japan Earthquake of ¥2,544 million and a loss from a disposal of fixed assets of ¥844 million.

The recorded expenses for the disaster related losses from the Great East Japan Earthquake, which occurred on March 11, 2011 were estimated based on information available to the Company as of the reporting date of financial statements.

The Great East Japan Earthquake struck the east part of Japan and negatively impacted operations. The parent company and some of its domestic subsidiaries sustained damage to property and equipment, which brought certain plants to a temporary shutdown. The main components of the disaster-related losses were provisions for credit losses, fixed costs during the shutdown, repair costs for damaged property and equipment and a special donation to the Japan Red Cross.